Condensed Consolidated Statements Of Cash Flows - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net Loss	$ (7,049,000)	$ (8,050,000)		$ (18,326,000)	$ (12,361,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization expense	4,256,000	4,031,000		8,248,000	5,850,000
Amortization of loan costs	759,000	686,000		1,733,000	346,000
PPP loan forgiveness	0	(328,000)		(328,000)	(348,000)
Gain on sale of real estate	(660,000)	0		52,000	0
Equity based payment	2,566,000	391,000		2,510,000	144,000
Operating Lease, Right-of-Use Asset, Amortization Expense				0	28,000
Income from or gain on consolidation of VIE				0	(360,000)
Settlement of deferred management internalization				0	(10,040,000)
Changes in operating assets and liabilities
Due to/from related parties	156,000	(156,000)		470,000	(192,000)
Accounts payable	263,000	2,325,000		6,509,000	(4,080,000)
Security deposits	5,000	(27,000)		(5,000)	16,000
Other assets	(119,000)	113,000		10,000	86,000
Deferred offering costs	(3,022,000)	0		(2,086,000)	0
Deferred revenue	110,000	(89,000)		221,000	15,000
Accounts receivable	(91,000)	1,828,000		2,182,000	(2,882,000)
Prepaid expenses	605,000	270,000		(277,000)	1,746,000
Other	0	(392,000)
Indemnification liability				596,000	2,000,000
Increase (Decrease) in Operating Lease Liability				0	(28,000)
Net cash provided by (used in) operating activities	(2,221,000)	602,000		1,509,000	(20,060,000)
Cash Flows from Investing Activities:
Capital expenditures	(1,098,000)	(1,078,000)		(2,408,000)	(665,000)
Capitalized technology	(23,000)	(90,000)		(171,000)	(46,000)
Purchase of investment in real estate	0	(17,512,000)		(17,513,000)	(19,541,000)
Proceeds from sale of investment in real estate	1,475,000	0		650,000	0
Net cash provided by (used in) investing activities	354,000	(18,680,000)		(19,442,000)	(20,252,000)
Cash Flows from Financing Activities:
Proceeds from Long-Term Lines of Credit	0	73,700,000		73,700,000	0
Payments on notes payable	(2,609,000)	(56,797,000)		(58,755,000)	(6,343,000)
Distributions to non-controlling interest holders	(325,000)	0
Loan fees	0	(1,756,000)		(2,734,000)	(154,000)
Proceeds from Notes Payable				0	3,866,000
Proceeds from Issuance of Private Placement				0	51,335,000
Proceeds received from initial public offering, gross				0	263,000
Net cash provided by (used in) financing activities	(2,934,000)	15,147,000		12,211,000	48,967,000
Net change in cash and cash equivalents and restricted cash	(4,801,000)	(2,931,000)		(5,722,000)	8,655,000
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Initial consolidation of VIE				0	146,000
Cash and cash equivalents and restricted cash, beginning of period	10,974,000	16,696,000		16,696,000	7,895,000
Cash and cash equivalents and restricted cash, end of period	6,173,000	13,765,000	$ 16,696,000	10,974,000	16,696,000
Reconciliation of Cash and Cash Equivalents and Restricted Cash:
Cash and cash equivalents at beginning of period	5,758,000	11,805,000		11,805,000	4,235,000
Restricted cash at beginning of period	5,216,000	4,891,000		4,891,000	3,660,000
Cash and cash equivalents at end of period	2,029,000	8,182,000	11,805,000	5,758,000	11,805,000
Restricted cash at end of period	4,144,000	5,583,000	4,891,000	5,216,000	4,891,000
Supplemental disclosures of cash flow information:
Interest Paid	6,102,000	5,021,000		10,613,000	9,882,000
Non-cash investing and financing activities:
Dividends declared not yet paid	1,500,000	1,500,000	3,000,000	3,000,000	3,000,000
Accrued capital expenditures	503,000	0		1,371,000	0
Consolidation of variable interest entities, net				0	3,181,000
Assumption of debt through acquisition				0	44,478,000
Acquisition of properties through OP units and warrants				0	56,074,000
Amounts due from related party				156,000	0
Fifth Wall Acquisition Corp Three [Member]
Cash Flows from Operating Activities:
Net Loss	3,114,290	(591,638)	(1,100,581)	274,559
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares			25,000	0
Income from investments held in Trust Account	(5,599,927)	(131,392)	(12,561)	(2,936,654)
Changes in operating assets and liabilities
Accounts payable	348,273	111,176	87,097	200,431
Prepaid expenses	195,803	385,860	(1,121,860)	839,360
Accrued expenses	1,553,760	1,517	142,704	1,396,991
Net cash provided by (used in) operating activities	(387,802)	(224,477)	(1,980,201)	(225,313)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(275,000,000)	0
Cash withdrawn from Trust Account in connection with redemptions	278,780,559	0
Net cash provided by (used in) investing activities	278,780,559	0	(275,000,000)	0
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross			275,000,000	0
Repayment of note payable to related party			(108,892)	0
Proceeds from note payable to related party			108,892	0
Proceeds received from private placement			9,070,000	0
Offering costs paid			(6,351,813)	(70,000)
Redemption of ordinary shares	(278,780,559)	0
Net cash provided by (used in) financing activities	(278,780,559)	0	277,718,187	(70,000)
Net change in cash and cash equivalents and restricted cash	(387,801)	(224,477)	737,986	(295,313)
Reconciliation of Cash and Cash Equivalents and Restricted Cash:
Cash and cash equivalents at beginning of period	442,673	737,986		737,986
Cash and cash equivalents at end of period	54,872		737,986	442,673	737,986
Cash—beginning of the period	442,673	737,986	0	737,986
Cash—end of the period	54,872	513,509	737,986	442,673	$ 737,986
Non-cash investing and financing activities:
Offering costs included in accrued expenses			70,000	0
Deferred Underwriting commissions in connection with the initial public offering			$ 9,625,000	0
Extinguishment of deferred underwriting commissions	$ 3,609,375	$ 3,609,375		$ 6,015,625